CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares Series A Preferred Shares CNY (¥) shares	Ordinary Shares Initial Public Offering CNY (¥) shares	Ordinary Shares CNY (¥) shares	Additional Paid-in Capital Series A Preferred Shares CNY (¥)	Additional Paid-in Capital Series B Preferred Shares CNY (¥)	Additional Paid-in Capital Initial Public Offering CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Retained Earnings CNY (¥)	Total Huami Corporation Shareholders' (Deficit)/Equity Series A Preferred Shares CNY (¥)	Total Huami Corporation Shareholders' (Deficit)/Equity Series B Preferred Shares CNY (¥)	Total Huami Corporation Shareholders' (Deficit)/Equity Initial Public Offering CNY (¥)	Total Huami Corporation Shareholders' (Deficit)/Equity CNY (¥)	Noncontrolling Interest CNY (¥)	Series A Preferred Shares CNY (¥)	Series B Preferred Shares CNY (¥)	Initial Public Offering CNY (¥)	CNY (¥)	USD ($)
Beginning Balance at Dec. 31, 2017			¥ 56				¥ 72,427	¥ 22,100	¥ 131,192				¥ 225,775	¥ 2,389				¥ 228,164
Beginning Balance, shares at Dec. 31, 2017 | shares			91,304,327
Accretion of preferred shares				¥ (177)	¥ (4,417)					¥ (177)	¥ (4,417)				¥ (177)	¥ (4,417)
Issuance of ordinary shares		¥ 26				¥ 657,035						¥ 657,061					¥ 657,061
Issuance of ordinary shares, shares | shares		41,600,000
Conversion of participating convertible redeemable preferred shares to ordinary shares upon initial public offering			¥ 60				354,152						354,212					354,212
Conversion of participating convertible redeemable preferred shares to ordinary shares upon initial public offering, shares | shares			94,537,315
Exercise of option and restricted shares			¥ 2				3,484						3,486					3,486
Exercise of option and restricted shares, shares | shares			2,661,305
Net income									340,046				340,046	(3,726)				336,320
Foreign currency translation adjustment								60,357					60,357					60,357
Share-based compensation							134,709						134,709					134,709
Repurchase of ordinary shares							(8,157)						(8,157)					(8,157)
Repurchase of ordinary shares | shares			(488,000)
Unrealized loss on available-for-sale investments								14,684					14,684					14,684
Deemed dividend related to issuance of ordinary shares to preferred shareholders			¥ 7				164,521		(164,521)				7					7
Deemed dividend related to issuance of ordinary shares to preferred shareholders, Shares | shares			12,064,825
Ending Balance (Cumulative effect adjustment for adoption of ASC 606) at Dec. 31, 2018									33,329				33,329					33,329
Ending Balance at Dec. 31, 2018			¥ 151				1,373,577	97,141	340,046				1,810,915	(1,337)				1,809,578
Ending Balance, shares at Dec. 31, 2018 | shares			241,679,772
Issuance of ordinary shares		¥ 2				¥ 49,174						¥ 49,176					¥ 49,176
Issuance of ordinary shares, shares | shares		3,174,600
Exercise of option and restricted shares	¥ 2			¥ 931						¥ 933					¥ 933
Exercise of option and restricted shares, shares | shares	2,665,615
Net income									575,196				575,196	(1,825)				573,371
Foreign currency translation adjustment								11,274					11,274					11,274
Share-based compensation							55,128						55,128					55,128
Unrealized loss on available-for-sale investments								2,666					2,666					2,666
Deemed dividend to shareholders									(4,538)				(4,538)					(4,538)
Statutory reserve							92		(92)
Ending Balance at Dec. 31, 2019			¥ 155				1,478,902	111,081	910,612				2,500,750	(3,162)				2,497,588
Ending Balance, shares at Dec. 31, 2019 | shares			247,519,987
Exercise of option and restricted shares			¥ 2				(2)
Exercise of option and restricted shares, shares | shares			2,625,176
Net income									228,753				228,753	953				229,706	$ 35,204
Foreign currency translation adjustment								(45,117)					(45,117)					(45,117)	(6,914)
Share-based compensation							67,212						67,212					67,212
Unrealized loss on available-for-sale investments								(21,340)					(21,340)					(21,340)	(3,270)
Statutory reserve							5,997		(5,997)
Deconsolidation of a subsidiary														¥ (2,209)				(2,209)
Ending Balance at Dec. 31, 2020			¥ 157				¥ 1,552,109	¥ 44,624	¥ 1,133,368				¥ 2,730,258					¥ 2,730,258	$ 418,432
Ending Balance, shares at Dec. 31, 2020 | shares			250,145,163